Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 37,608	$ 41,132	$ 33,180
Guarantee deposits		6,806	6,987	6,952
Others		3,651	1,520	2,201
Total	$ 2,840	$ 48,065	$ 49,639	$ 42,333